Cover	Sep. 20, 2024
Cover [Abstract]
Entity Registrant Name	Bioethics, Ltd.
Entity Central Index Key	0000894560
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 20, 2024
Entity File Number	333-55254-41
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0485312
Entity Address Address Line 1	1661 Lakeview Circle
Entity Address City Or Town	Ogden
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84403
City Area Code	801
Local Phone Number	399-3632
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false